Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 to Planet Fitness, Inc.’s Definitive Proxy Statement (the “Proxy Statement”), filed with the Securities and Exchange Commission on March 26, 2025, is filed to correct a scrivener error which stated an incorrect outstanding share total. No other modifications or updates have been made to the Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Planet Fitness, Inc.
Entity Central Index Key	0001637207